Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000228990
Shareholder Report [Line Items]
Fund Name	Main International ETF
Trading Symbol	INTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main International ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/intl/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$38	0.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 123,215,790
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 314,916
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,215,790
Number of Portfolio Holdings	9
Advisory Fee	$314,916
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.7%
Equity	99.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI International Developed Markets ETF	40.7%
iShares Core MSCI Emerging Markets ETF	16.7%
SPDR Portfolio Europe ETF	13.2%
KraneShares CSI China Internet ETF	9.1%
SPDR Portfolio Emerging Markets ETF	6.2%
Vanguard FTSE Pacific ETF	5.6%
Franklin FTSE Mexico ETF	5.5%
Franklin FTSE Canada ETF	2.4%
State Street Institutional Money Market Fund, Premier Class	0.7%

C000190408
Shareholder Report [Line Items]
Fund Name	Main Sector Rotation ETF
Trading Symbol	SECT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/sect/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$27	0.56%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,845,859,526
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 4,822,721
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,845,859,526
Number of Portfolio Holdings	12
Advisory Fee	$4,822,721
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.9%
Money Market Funds	9.1%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.9%
Index Option	-0.1%
Money Market Funds	0.0%
Collateral for Securities Loaned	9.9%
Equity	99.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	18.9%
Communication Services Select Sector SPDR Fund	15.3%
Financial Select Sector SPDR Fund	13.9%
Health Care Select Sector SPDR Fund	11.0%
VanEck Semiconductor ETF	10.8%
Technology Select Sector SPDR Fund	10.2%
State Street Navigator Securities Lending Government Money Market Portfolio	9.9%
iShares Expanded Tech-Software Sector ETF	8.7%
Consumer Discretionary Select Sector SPDR Fund	8.4%
iShares U.S. Home Construction ETF	1.9%

C000223946
Shareholder Report [Line Items]
Fund Name	Main Thematic Innovation ETF
Trading Symbol	TMAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/tmat/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$41	0.82%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 135,504,617
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 488,967
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$135,504,617
Number of Portfolio Holdings	121
Advisory Fee	$488,967
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.5%
Money Market Funds	4.5%
Right	0.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.5%
Utilities	0.6%
Real Estate	1.0%
Money Market Funds	1.2%
Industrials	3.1%
Collateral for Securities Loaned	3.5%
Financials	4.2%
Consumer Discretionary	6.5%
Health Care	10.1%
Communications	11.8%
Technology	61.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc.	4.6%
State Street Navigator Securities Lending Government Money Market Portfolio	3.5%
NVIDIA Corporation	3.4%
Broadcom, Inc.	2.5%
Cloudflare, Inc., Class A	2.2%
Snowflake, Inc., Class A	2.0%
ROBLOX Corporation, Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
CACI International, Inc., Class A	1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	1.6%